Commitments and Contingencies	1 Months Ended	6 Months Ended	8 Months Ended
	Jan. 31, 2021	Jul. 31, 2021	Sep. 30, 2021
Commitments and Contingencies
NOTE 5. COMMITMENTS AND CONTINGENCIES
Litigation
The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims. From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.
Commitments
As of January 31, 2021, the Company was not a party to any leasing agreements.
The Company has entered into a
one-year
agreement with a service provider for financial advisory and investor relations consulting services in exchange for a monthly payment of $12,000. The agreement may be cancelled at any time during the first year with at least 60 days’ prior notice by either party. The agreement will automatically renew for a second one-year
term, if not cancelled at least 30 days prior to the end of the first year. Upon the occurrence of certain events specified in the agreement (i.e., Business Combination), the Company will be required to pay $175,000 to the service provider and agrees to increase the monthly payment to $15,000.
Related party loan
The Company entered into a loan agreement with Bitfury Holding B.V. (“BHBV”) for $100,000 on February 8, 2021. BHBV approved a $200,000 increase to the loan on April 1, 2021 and approved another increase of $600,000 on April 22, 2021, for a total approved loan amount of $900,000. The loan bears interest at 0.3% per annum and matures on February 8, 2022, at which time all outstanding balances under the loan, including any interest due, must be repaid.

NOTE
6
. COMMITMENTS AND CONTINGENCIES
Litigation
The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims. From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.
Commitments
In the normal course of business, the Company enters into contracts that contain a variety of indemnifications with its employees, licensors, suppliers and service providers. The Company’s maximum exposure under these arrangements, if any, is unknown as of July 31, 2021. The Company does not anticipate recognizing any significant losses relating to these arrangements.
Service providers
On January 26, 2021, the

Company entered into a
one-year
agreement with a service provider for financial advisory and investor relations consulting services in exchange for a monthly payment of $
12,000
. The agreement may be cancelled at any time during the first year with at least 60 days’ prior notice by either party.

The

agreement will automatically renew for a second
one-year
term, if not cancelled at least 30 days prior to the end of the first year. Upon the occurrence of certain events specified in the agreement (i.e., the Business Combination), the Company agreed to increase the monthly payment to
$
15,000
and is also required to pay $
175,000
to the service provider. The $
175,000
was paid in connection with the Closing.
Power and hosting arrangements
The Company is party to several power and hosting arrangements as described below.
Luminant power arrangement
On June 23, 2001, the Company entered into a definitive power purchase agreement, which was subsequently amended and restated on July 9, 2021, with Luminant for the supply of electric power at a predetermined power price to a site in Texas for a term of five years with a subsequent automatic annual renewal provision (as amended and restated, the “Luminant Power Agreement”).
The Luminant Lease Agreement leases the Company a plot of land where the planned data center, ancillary infrastructure and electrical system (the “Interconnection Electrical Facilities” or “substation”) will be set up for the Texas site.
Under the Luminant Power Agreement, the Company is required to provide Luminant with collateral of $12,553,804 (the “Independent Collateral Amount”). Half of the Independent Collateral Amount was paid to Luminant on September 1, 2021 as the Company received notice that Luminant had commenced construction of the Interconnection Electrical Facilities. The other half will be due 15 days prior to the date on which the Interconnection Electrical Facilities are completed and made operational. The Independent Collateral Amount will remain in place throughout the term of the Luminant Power Agreement. Details of the construction of the Interconnection Electrical Facilities, including collateral arrangements that are in addition to the Independent Collateral Amount, are set out in the Luminant Purchase and Sale Agreement. Under the Luminant Purchase and Sale Agreement, the Company provided $3,063,020 as collateral separate from the Independent Collateral Amount, which is recorded in deposits on the unaudited balance sheet as of July 31, 2021.

The Luminant

Lease Agreement is effective from the date of the
Company
’s notification of the completion of the Business Combination (the “Effective Date”), which was August 27, 2021, and shall continue for five years following completion of the substation, subject to renewal provisions aligned with the Luminant Power Agreement. Financing for use of the land and substation is provided by Luminant affiliates, with monthly installments of principal and interest due over a five-year period starting upon transfer of legal title of the substation to the Company (estimated total undiscounted principal payments of $
13.1
million). At the end of the lease term for the Interconnection Electrical Facilities, the substation will be sold back to Luminant’s affiliate, Vistra Operations Company, LLC at a price to be determined based upon bids obtained in the secondary market.
Standard Power hosting agreement
Under the Standard Power Hosting Agreement entered into on February 3, 2021 by the Company and 500 N 4th Street LLC, doing business as Standard Power (“Standard Power”), the Company agrees to provide Standard Power with Bitcoin miners with a specified energy utilization capacity necessary to generate computational power at three Ohio facilities (the “Miners”). Standard Power, in turn, is obligated to (i) host the Miners in specialized containers and provide the electrical power and transmission and connection equipment necessary for the mining and (ii) host, operate and manage the Miners there, in each case in accordance with the terms and conditions of the Standard Power Hosting Agreement.
The Standard Power Hosting Agreement provides that Standard Power shall provide an electric power infrastructure, including containers, necessary to operate Miners with a specified energy utilization capacity at facility 1 in Ohio in accordance with the specifications and power availability date set out in the availability schedule. The power availability date for the first forty Megawatts (40 MWs) of the required power is set for December 15, 2021.
Thereafter, Standard Power shall provide the hosting capacity, housing and equipment for Miners with the specified energy utilization capacities that will be delivered to the facilities in accordance with the availability schedule, as may be amended and supplemented. Standard Power also undertakes to be responsible for the proper installation and the costs of work for hosting the Miners in the specialized containers in each facility and for the proper care and maintenance of the Miners, the facilities and the containers in which the Miners are installed.
Under the Standard Power Hosting Agreement, the Company is obligated to pay a hosting fee and an operational service fee. The Company’s payment obligations under the Standard Power Hosting Agreement become effective on a pro rata basis according to the number of Miners in operation in accordance with the terms of this agreement. The Standard Power Hosting Agreement provides for a term of five years with automatic five-year renewal provisions. The Company determined that the Standard Power Hosting Agreement does not include a lease and the Company will account for it as an executory service agreement. The associated fees paid under the Standard Power Hosting Agreement will be expensed as services are received.
WindHQ power arrangement and joint venture
On June 10, 2021, the Company and WindHQ, LLC (“WindHQ”) signed a binding definitive framework agreement with respect to the construction, build-out,
deployment and operation of one or more data centers (“Data Centers”) in the United States (the “WindHQ Joint Venture Agreement”).
The WindHQ Joint Venture Agreement provides that the parties shall collaborate to fund the construction and build-out
of certain specified Data Centers at locations already identified by the parties (“Initial Data Centers”). Each Initial Data Center will be owned by a separate limited liability company (each, an “Initial Data Center LLC”), and WindHQ and the Company will each own
51
% and
49
%, respectively, of the initial membership interests of each Initial Data Center LLC.
The WindHQ Joint Venture Agreement includes a development schedule for additional electrical power capacity through the joint identification, procurement, development and operation of additional Data Centers (“Future Data Centers”). Each Future Data Center will be owned by a separate limited liability company (each, a “Future Data Center LLC”, and collectively with the Initial Data Center LLCs, the “Data Center LLCs”), and WindHQ will own at least 51% of the initial membership interests of each Future Data Center LLC and the Company will own a maximum of 49% of the initial membership interests of each Future Data Center LLC. Furthermore, under the WindHQ Joint Venture Agreement, WindHQ is required to procure energy for Future Data Centers at the most favorable pricing then available. Similarly, the Company is required to procure the applicable equipment needed for the Future Data Centers at the most favorable pricing then available.
Under the WindHQ Joint Venture Agreement, WindHQ agrees to provide a series of services to each of the Data Centers, including but not limited to: (i) the design and engineering of each of the Data Centers; (ii) the procurement of energy equipment and others related services such as logistics for each of the Data Centers; and (iii) the construction work for each of the Data Centers. The Company, on the other hand, is required to support and monitor (remotely) the operations of the hardware at each Data Center (particularly the mining servers).
A development fee equal to 2% of capital expenditures in respect of the initial development of each Data Center shall be paid 50% to WindHQ and 50% to the Company. Furthermore, a fee equal to 2% of the gross revenues of each of the Data Center LLCs will be payable monthly, based on the immediately prior month gross revenue of such Data Center, 50% to WindHQ and 50% to the Company.
The WindHQ Joint Venture Agreement also provides that for each Data Center, WindHQ and the Company will cooperate to prepare a financial model incorporating the relevant economic factors of such Data Center, and both WindHQ and the Company will provide the initial funding required for each Data Center on a pro rata basis in accordance with the parties’ respective ownership interests in the applicable Data Center.
The arrangement with WindHQ is still in the planning phase and has nominal operations and working capital. Currently, it is not anticipated by management of the Company that the Company’s investment in any of the individual Data Center LLCs will meet the definition of a variable interest entity in accordance with ASC 810, “Consolidation” and the Company will not have a controlling voting interest in any of the Data Center LLCs. Because the Company expects to have significant influence over the operations and major decisions of the Data Center LLCs, the Company’s

49
% ownership in each individual Data Center LLC will be separately accounted for under the equity method of accounting, as the
Company does not expect to exercise control over the Data Center LLCs.

NOTE 9. COMMITMENTS AND CONTINGENCIES
Litigation
The Company is not a party to any material legal proceedings and is not aware of any pending or threatened claims. From time to time, the Company may be subject to various legal proceedings and claims that arise in the ordinary course of its business activities.
Commitments
In the normal course of business, the Company enters into contracts that contain a variety of indemnifications with its employees, licensors, suppliers and service providers. The Company’s maximum exposure under these arrangements, if any, is unknown as of September 30, 2021. The Company does not anticipate recognizing any significant losses relating to these arrangements.
Power and hosting arrangements
The Company is party to several power and hosting arrangements as described below.
Luminant power arrangement
On June 23, 2021, the Company entered into a definitive power purchase agreement, which was subsequently amended and restated on July 9, 2021, with Luminant for the supply of electric power at a predetermined power price to a site in Texas for a term of five years with a subsequent automatic annual renewal provision (as amended and restated, the “Luminant Power Agreement”).
The Luminant Lease Agreement leases the Company a plot of land where the planned data center, ancillary infrastructure and electrical system (the “Interconnection Electrical Facilities” or “substation”) will be set up for the Texas site.
Under the Luminant Power Agreement, the Company is required to provide Luminant with collateral of approximately $12.6 million (the “Independent Collateral Amount”). Half of the Independent Collateral Amount was paid to Luminant on September 1, 2021 and is recorded in security deposits on the condensed consolidated balance sheet as of September 30, 2021, as the Company received notice that Luminant had commenced construction of the Interconnection Electrical Facilities. The other half will be due 15 days prior to the date on which the Interconnection Electrical Facilities are completed and made operational. The Independent Collateral Amount will remain in place throughout the term of the Luminant Power Agreement. Details of the construction of the Interconnection Electrical Facilities, including collateral arrangements that are in addition to the Independent Collateral Amount, are set out in the Luminant Purchase and Sale Agreement. Under the Luminant Purchase and Sale Agreement, the Company provided approximately $3.1 million as collateral separate from the Independent Collateral Amount, which is recorded in security deposits, along with the Independent Collateral Amount, on the unaudited condensed consolidated balance sheet as of September 30, 2021.
The Luminant Lease Agreement is effective from the date of the Company’s notification of the Effective Date of the Business Combination, which was August 27, 2021, and shall continue for five years following completion of the substation, subject to renewal provisions aligned with the Luminant Power Agreement. Financing for use of the land and substation is provided by Luminant affiliates, with monthly installments of principal and interest due over a five-year period starting upon transfer of legal title of the substation to the Company (estimated total undiscounted principal payments of $13.1 million). At the end of the lease term for the Interconnection Electrical Facilities, the substation will be sold back to Luminant’s affiliate, Vistra Operations Company, LLC at a price to be determined based upon bids obtained in the secondary market.
Standard Power hosting agreement
Under the Standard Power Hosting Agreement entered into on February 3, 2021 by the Company and 500 N 4th Street LLC, doing business as Standard Power (“Standard Power”), the Company agrees to provide Standard Power with Bitcoin miners with a specified energy utilization capacity necessary to generate computational power at three Ohio facilities (the “Miners”). Standard Power, in turn, is obligated to (i) host the Miners in specialized containers and provide the electrical power and transmission and connection equipment necessary for the mining and (ii) host, operate and manage the Miners there, in each case in accordance with the terms and conditions of the Standard Power Hosting Agreement.
The Standard Power Hosting Agreement provides that Standard Power shall provide an electric power infrastructure, including containers, necessary to operate Miners with a specified energy utilization capacity at facility 1 in Ohio in accordance with the specifications and power availability date set out in the availability schedule.
Thereafter, Standard Power shall provide the hosting capacity, housing and equipment for Miners with the specified energy utilization capacities that will be delivered to the facilities in accordance with the availability schedule, as may be amended and supplemented. Standard Power also undertakes to be responsible for the proper installation and the costs of work for hosting the Miners in the specialized containers in each facility and for the proper care and maintenance of the Miners, the facilities and the containers in which the Miners are installed.
Under the Standard Power Hosting Agreement, the Company is obligated to pay a hosting fee and an operational service fee. The Company’s payment obligations under the Standard Power Hosting Agreement become effective on a pro rata basis according to the number of Miners in operation in accordance with the terms of this agreement. The Standard Power Hosting Agreement provides for a term of five years with automatic five-year renewal provisions.
WindHQ power arrangement and joint venture
On June 10, 2021, the Company and WindHQ, LLC (“WindHQ”) signed a binding definitive framework agreement with respect to the construction, build-out,
deployment and operation of one or more data centers (“Data Centers”) in the United States (the “WindHQ Joint Venture Agreement”).
The WindHQ Joint Venture Agreement provides that the parties shall collaborate to fund the construction and build-out
of certain specified Data Centers at locations already identified by the parties (“Initial Data Centers”). Each Initial Data Center will be owned by a separate limited liability company (each, an “Initial Data Center LLC”), and WindHQ and the Company will each own 51% and 49%, respectively, of the initial membership interests of each Initial Data Center LLC.
The WindHQ Joint Venture Agreement includes a development schedule for additional electrical power capacity through the joint identification, procurement, development and operation of additional Data Centers (“Future
Data Centers”). Each Future Data Center will be owned by a separate limited liability company (each, a “Future Data Center LLC”, and collectively with the Initial Data Center LLCs, the “Data Center LLCs”), and WindHQ will own at least 51% of the initial membership interests of each Future Data Center LLC and the Company will own a maximum of 49% of the initial membership interests of each Future Data Center LLC. Furthermore, under the WindHQ Joint Venture Agreement, WindHQ is required to procure energy for Future Data Centers at the most favorable pricing then available. Similarly, the Company is required to procure the applicable equipment needed for the Future Data Centers at the most favorable pricing then available.
Under the WindHQ Joint Venture Agreement, WindHQ agrees to provide a series of services to each of the Data Centers, including but not limited to: (i) the design and engineering of each of the Data Centers; (ii) the procurement of energy equipment and others related services such as logistics for each of the Data Centers; and (iii) the construction work for each of the Data Centers. The Company, on the other hand, is required to support and monitor (remotely) the operations of the hardware at each Data Center (particularly the mining servers).
A development fee equal to 2% of capital expenditures in respect of the initial development of each Data Center shall be paid 50% to WindHQ and 50% to the Company. Furthermore, a fee equal to 2% of the gross revenues of each of the Data Center LLCs will be payable monthly, based on the immediately prior month gross revenue of such Data Center, 50% to WindHQ and 50% to the Company.
The WindHQ Joint Venture Agreement also provides that for each Data Center, WindHQ and the Company will cooperate to prepare a financial model incorporating the relevant economic factors of such Data Center, and both WindHQ and the Company will provide the initial funding required for each Data Center on a pro rata basis in accordance with the parties’ respective ownership interests in the applicable Data Center.
The arrangement with WindHQ is still in the planning phase and has nominal operations and working capital. Currently, it is not anticipated by management of the Company that the Company’s investment in any of the individual Data Center LLCs will meet the definition of a variable interest entity in accordance with ASC 810, “Consolidation” and the Company will not have a controlling voting interest in any of the Data Center LLCs. No agreements for the Data Centers have been executed between the parties, however, based upon the Company’s expectation that they will have significant influence over the operations and major decisions of the Data Center LLCs, the Company’s 49% ownership in each individual Data Center LLC will be separately accounted for under the equity method of accounting, as the Company does not expect to exercise control over the Data Center LLCs.